Derivative Financial Instruments - Changes in Net Unrealized (Losses) Gains on Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain (loss) on cash flow hedges, net of tax, beginning of period	$ 24,508	$ 12,514
Net unrealized (loss) gain on cash flow hedges, net of tax, end of period	(26,608)	24,508	$ 12,514
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gain (loss) on cash flow hedges, net of tax, beginning of period	24,508	12,514	(12,152)
Changes in fair value of cash flow hedges, net of tax	(31,908)	36,765	20,911
Reclassification of (gain) loss into earnings, net of tax	(19,208)	(24,771)	3,755
Net unrealized (loss) gain on cash flow hedges, net of tax, end of period	$ (26,608)	$ 24,508	$ 12,514